Quarterly Holdings Report
for
Fidelity® International Discovery K6 Fund
January 31, 2024
IGI-K6-NPRT1-0324
1.9893915.104
Common Stocks - 98.9%
	Shares	Value ($)
Australia - 2.6%
Aristocrat Leisure Ltd.	56,466	1,627,950
CAR Group Ltd.	107,262	2,303,056
Flight Centre Travel Group Ltd. (a)	279,150	3,856,705
IperionX Ltd. (b)	1,372,311	1,628,313
National Storage REIT unit	3,350,654	5,025,023
Steadfast Group Ltd.	499,800	1,933,913
TOTAL AUSTRALIA		16,374,960
Bailiwick of Jersey - 0.5%
JTC PLC (c)	288,479	2,926,543
Belgium - 1.0%
UCB SA	64,691	6,103,279
Brazil - 1.4%
MercadoLibre, Inc. (b)	3,517	6,020,436
Nu Holdings Ltd. (b)	300,604	2,588,200
TOTAL BRAZIL		8,608,636
Canada - 4.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	72,182	4,229,609
Cameco Corp.	26,582	1,269,142
Canadian Natural Resources Ltd.	134,571	8,612,064
Constellation Software, Inc.	4,875	13,473,776
Constellation Software, Inc. warrants 8/22/28 (b)(d)	4,032	0
Definity Financial Corp.	41,749	1,214,787
Lumine Group, Inc.	11,697	272,839
TOTAL CANADA		29,072,217
China - 0.2%
Chervon Holdings Ltd.	387,938	788,576
JOYY, Inc. ADR	24,675	756,536
TOTAL CHINA		1,545,112
Denmark - 3.5%
Novo Nordisk A/S Series B	193,572	22,126,144
France - 11.2%
Air Liquide SA	54,927	10,278,676
Airbus Group NV	41,885	6,671,690
AXA SA	260,025	8,727,825
BNP Paribas SA	107,038	7,191,259
EssilorLuxottica SA	24,375	4,802,158
Exclusive Networks SA (b)	124,052	2,533,791
Hermes International SCA	1,548	3,275,250
L'Oreal SA	26,776	12,813,771
LVMH Moet Hennessy Louis Vuitton SE	17,648	14,684,177
TOTAL FRANCE		70,978,597
Germany - 5.5%
Fresenius SE & Co. KGaA	71,521	2,018,886
Merck KGaA	27,750	4,553,098
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,518	5,758,829
Nexus AG	22,732	1,422,399
Rheinmetall AG	19,907	6,987,583
SAP SE	36,163	6,265,115
Siemens AG	35,673	6,386,319
Siemens Healthineers AG (c)	25,908	1,452,017
Talanx AG	73	5,132
TOTAL GERMANY		34,849,378
Hong Kong - 0.5%
AIA Group Ltd.	441,770	3,464,546
Hungary - 0.3%
Richter Gedeon PLC	68,212	1,841,357
India - 3.2%
Avenue Supermarts Ltd. (b)(c)	43,209	1,973,460
Computer Age Management Services Private Ltd.	45,891	1,602,348
HDFC Bank Ltd.	324,330	5,701,163
HDFC Bank Ltd. sponsored ADR	106,526	5,911,128
Larsen & Toubro Ltd.	64,250	2,688,683
Sona Blw Precision Forgings Ltd. (c)	234,001	1,740,944
Star Health & Allied Insurance Co. Ltd. (b)	81,235	566,832
TOTAL INDIA		20,184,558
Ireland - 1.8%
Cairn Homes PLC	2,163,696	3,323,367
Dalata Hotel Group PLC	875,256	4,544,997
Kingspan Group PLC (Ireland)	42,543	3,473,963
TOTAL IRELAND		11,342,327
Italy - 4.2%
BFF Bank SpA (c)	251,563	2,724,079
Davide Campari Milano NV	258,947	2,633,332
Ferrari NV	11,235	3,886,411
FinecoBank SpA	126,560	1,836,867
Prysmian SpA	63,162	2,797,944
Recordati SpA	13,352	740,234
Ryanair Holdings PLC	3,200	66,699
UniCredit SpA	410,938	12,037,217
TOTAL ITALY		26,722,783
Japan - 19.4%
BayCurrent Consulting, Inc.	44,838	1,042,439
Capcom Co. Ltd.	96,571	3,683,100
Daiichi Sankyo Kabushiki Kaisha	134,936	4,039,854
Disco Corp.	5,656	1,526,211
Eisai Co. Ltd.	23,642	1,113,270
Fast Retailing Co. Ltd.	21,728	5,800,876
Fuji Electric Co. Ltd.	28,100	1,407,249
Hitachi Ltd.	177,401	13,934,910
Hoya Corp.	80,399	10,213,019
Itochu Corp.	202,936	9,210,073
JTOWER, Inc. (a)(b)	69,146	2,130,181
Keyence Corp.	9,851	4,407,316
Misumi Group, Inc.	33,934	581,795
Mitsubishi Heavy Industries Ltd.	45,089	3,007,594
Mitsubishi UFJ Financial Group, Inc.	635,166	5,949,314
NOF Corp.	34,109	1,540,491
ORIX Corp.	321,358	6,205,188
Pan Pacific International Holdings Ltd.	153,343	3,314,738
Persol Holdings Co. Ltd.	1,840,322	2,925,581
Renesas Electronics Corp. (b)	499,912	8,202,350
Shin-Etsu Chemical Co. Ltd.	252,837	9,952,219
Sony Group Corp.	92,775	9,098,296
Sumitomo Mitsui Financial Group, Inc.	81,537	4,241,015
TechnoPro Holdings, Inc.	63,816	1,471,267
TIS, Inc.	75,563	1,680,660
Tokio Marine Holdings, Inc.	216,853	5,717,857
TOTAL JAPAN		122,396,863
Kazakhstan - 0.1%
Kaspi.KZ JSC:
ADR	6,991	639,327
GDR (Reg. S)	3,145	289,340
TOTAL KAZAKHSTAN		928,667
Korea (South) - 1.9%
Samsung Electronics Co. Ltd.	219,766	11,941,524
Netherlands - 9.0%
ASML Holding NV (Netherlands)	26,704	23,168,073
BE Semiconductor Industries NV	56,804	8,582,054
IMCD NV	16,628	2,551,723
ING Groep NV (Certificaten Van Aandelen)	257,642	3,660,699
Shell PLC (London)	284,196	8,810,738
Topicus.Com, Inc. (b)	7,663	592,772
Universal Music Group NV	73,535	2,167,645
Wolters Kluwer NV	50,902	7,508,837
TOTAL NETHERLANDS		57,042,541
Russia - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (b)(d)	38,476	14,210
Spain - 1.1%
CaixaBank SA	1,240,275	5,288,525
Cie Automotive SA	51,916	1,374,588
TOTAL SPAIN		6,663,113
Sweden - 2.3%
ASSA ABLOY AB (B Shares)	111,122	3,047,602
Indutrade AB	214,406	5,239,289
Investor AB (B Shares)	138,539	3,273,555
Kry International AB (b)(d)(e)	71	3,154
Lagercrantz Group AB (B Shares)	234,564	3,078,939
TOTAL SWEDEN		14,642,539
Switzerland - 0.7%
Partners Group Holding AG	3,086	4,194,771
Taiwan - 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	763,041	15,278,109
United Kingdom - 13.8%
3i Group PLC	252,080	7,891,352
AstraZeneca PLC (United Kingdom)	106,164	14,074,888
BAE Systems PLC	663,379	9,895,041
Big Yellow Group PLC	165,482	2,407,532
Bunzl PLC	95,666	3,897,786
Cab Payments Holdings Ltd. (a)	300,267	302,520
Compass Group PLC	374,852	10,324,838
DCC PLC (United Kingdom)	226	16,486
Diageo PLC	50,860	1,836,954
Flutter Entertainment PLC (b)	23,241	4,796,473
Games Workshop Group PLC	31,227	3,919,802
JD Sports Fashion PLC	1,507,038	2,235,502
London Stock Exchange Group PLC	64,812	7,331,149
RELX PLC (London Stock Exchange)	166,376	6,867,015
Sage Group PLC	459,531	6,860,244
Starling Bank Ltd. Series D (b)(d)(e)	137,500	547,157
Zegona Communications PLC (b)	1,581,560	3,667,889
TOTAL UNITED KINGDOM		86,872,628
United States of America - 7.7%
CRH PLC	87,185	6,213,932
Globant SA (b)	10,506	2,477,420
Linde PLC	15,380	6,226,285
Microsoft Corp.	15,433	6,135,852
Nestle SA (Reg. S)	96,837	11,034,635
NVIDIA Corp.	14,258	8,772,520
Samsonite International SA (b)(c)	1,002,942	2,799,942
Schneider Electric SA	24,355	4,784,543
TOTAL UNITED STATES OF AMERICA		48,445,129
TOTAL COMMON STOCKS (Cost $537,300,817)		624,560,531

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
China - 0.1%
ByteDance Ltd. Series E1 (b)(d)(e)	1,533	338,992
dMed Biopharmaceutical Co. Ltd. Series C (b)(d)(e)	8,434	50,014
		389,006
Estonia - 0.1%
Bolt Technology OU Series E (b)(d)(e)	3,347	379,977
United States of America - 0.0%
Canva, Inc.:
Series A (d)(e)	85	90,666
Series A2 (d)(e)	15	16,000
		106,666
TOTAL CONVERTIBLE PREFERRED STOCKS		875,649
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (b)(d)(e)	413	25,463
TOTAL PREFERRED STOCKS (Cost $1,452,783)		901,112

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	4,643,962	4,644,891
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	3,747,260	3,747,634
TOTAL MONEY MARKET FUNDS (Cost $8,392,525)		8,392,525

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $547,146,125)	633,854,168
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(2,477,427)
NET ASSETS - 100.0%	631,376,741

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,616,985 or 2.2% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,451,423 or 0.2% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	869,539

ByteDance Ltd. Series E1	11/18/20	167,977

Canva, Inc. Series A	9/22/23	90,666

Canva, Inc. Series A2	9/22/23	16,000

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	119,789

Kry International AB	5/14/21	30,836

Kry International AB Series E	5/14/21	188,812

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	286,270

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	20,988,977	39,239,669	55,583,755	188,835	-	-	4,644,891	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	4,348,895	16,199,166	16,800,427	9,488	-	-	3,747,634	0.0%
Total	25,337,872	55,438,835	72,384,182	198,323	-	-	8,392,525

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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